Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost:	$ 23,869	$ 22,121
Accumulated depreciation:	20,401	19,056
Depreciated cost	3,468	3,065
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost:	918	795
Accumulated depreciation:	429	356
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	14,842	14,059
Accumulated depreciation:	14,194	13,518
Office furniture and equipment[Member]
Property, Plant and Equipment [Line Items]
Cost:	3,778	3,111
Accumulated depreciation:	2,471	2,244
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost:	1,237	1,186
Accumulated depreciation:	447	366
Software [Member]
Property, Plant and Equipment [Line Items]
Cost:	3,094	2,970
Accumulated depreciation:	$ 2,860	$ 2,572